SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2024
SEGMENT REPORTING
Summary Information by Segment For The Years
	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Revenue from tailored job readiness training services	$861,647	$944,944
Revenue from Technological Consulting Services for Smart Campus Solutions	10,681	413,673
Revenue from textbook and course material sales	13,476	-
Total revenue	$885,804	$1,358,617